Premises and Equipment - Summary of Premises and Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Land		$ 7,974	$ 6,787
Building and improvements		21,228	19,030
Furniture, fixtures and equipment		8,376	7,244
Leasehold improvements		1,800	1,693
Construction in Process		9,038
Automobiles		898	1,555
Software		1,892	1,879
Total		51,206	38,188
Less: Accumulated depreciation		(9,017)	(7,854)
Total premises and equipment, net	$ 44,945	$ 42,189	$ 30,334